Condensed consolidated financial information related to guaranteed debt securities	12 Months Ended
Dec. 31, 2017
Disclosure of condensed financial information [abstract]
Disclosure of condensed financial information related to guaranteed debt securities [text block]

27 Condensed consolidated financial information related to guaranteed debt securities

Statoil Petroleum AS, a 100% owned subsidiary of Statoil ASA, is the co-obligor of certain existing debt securities of Statoil ASA that are registered under the US Securities Act of 1933 ("US registered debt securities"). As co-obligor, Statoil Petroleum AS fully, unconditionally and irrevocably assumes and agrees to perform, jointly and severally with Statoil ASA, the payment and covenant obligations for these US registered debt securities. In addition, Statoil ASA is also the co-obligor of a US registered debt security of Statoil Petroleum AS. As co-obligor, Statoil ASA fully, unconditionally and irrevocably assumes and agrees to perform, jointly and severally with Statoil Petroleum AS, the payment and covenant obligations of that security. In the future, Statoil ASA may from time to time issue future US registered debt securities for which Statoil Petroleum AS will be the co-obligor or guarantor.

The following financial information on a condensed consolidated basis provides financial information about Statoil ASA, as issuer and co-obligor, Statoil Petroleum AS, as co-obligor and guarantor, and all other subsidiaries as required by SEC Rule 3-10 of Regulation S-X. The condensed consolidated information is prepared in accordance with Statoil's IFRS accounting policies as described in note 2 Significant accounting policies, except that investments in subsidiaries and jointly controlled entities are accounted for using the equity method as required by Rule 3-10.

The following is condensed consolidated financial information for the full year 2017, 2016 and 2015, and as of 31 December 2017 and 2016.

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Statoil ASA	Statoil Petroleum AS	Non-guarantor subsidiaries	Consolidation adjustments	The Statoil group
Full year 2017 (in USD million)

Revenues and other income	39,750	20,579	22,204	(21,535)	60,999
Net income/(loss) from equity accounted companies	5,051	(401)	33	(4,495)	188

Total revenues and other income	44,801	20,178	22,237	(26,029)	61,187

Total operating expenses	(39,570)	(9,217)	(20,022)	21,392	(47,416)

Net operating income/(loss)	5,232	10,961	2,216	(4,637)	13,771

Net financial items	311	(378)	439	(724)	(351)

Income/(loss) before tax	5,543	10,583	2,655	(5,361)	13,420

Income tax	(230)	(8,094)	(539)	40	(8,822)

Net income/(loss)	5,314	2,489	2,116	(5,321)	4,598

Other comprehensive income/(loss)	1,017	355	878	(509)	1,741

Total comprehensive income/(loss)	6,330	2,843	2,995	(5,830)	6,339

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Statoil ASA	Statoil Petroleum AS	Non-guarantor subsidiaries	Consolidation adjustments	The Statoil group
Full year 2016 (in USD million)

Revenues and other income	31,580	15,405	15,472	(16,464)	45,993
Net income/(loss) from equity accounted companies	(2,726)	(3,987)	26	6,567	(119)

Total revenues and other income	28,854	11,418	15,498	(9,898)	45,873

Total operating expenses	(31,784)	(10,989)	(19,364)	16,344	(45,793)

Net operating income/(loss)	(2,930)	429	(3,865)	6,446	80

Net financial items	728	(560)	(115)	(311)	(258)

Income/(loss) before tax	(2,202)	(131)	(3,980)	6,135	(178)

Income tax	(407)	(2,392)	97	(23)	(2,724)

Net income/(loss)	(2,608)	(2,523)	(3,884)	6,113	(2,902)

Other comprehensive income/(loss)	(671)	153	(280)	441	(357)

Total comprehensive income/(loss)	(3,279)	(2,370)	(4,163)	6,553	(3,259)

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Statoil ASA	Statoil Petroleum AS	Non-guarantor subsidiaries	Consolidation adjustments	The Statoil group
Full year 2015 (in USD million)

Revenues and other income	39,289	20,583	20,248	(20,448)	59,671
Net income/(loss) from equity accounted companies	(4,686)	(8,350)	(42)	13,050	(29)

Total revenues and other income	34,603	12,232	20,205	(7,399)	59,642

Total operating expenses	(39,372)	(12,561)	(26,907)	20,566	(58,276)

Net operating income/(loss)	(4,769)	(329)	(6,702)	13,167	1,366

Net financial items	(2,771)	(106)	139	1,427	(1,311)

Income/(loss) before tax	(7,541)	(435)	(6,563)	14,594	55

Income tax	925	(5,301)	(840)	(9)	(5,225)

Net income/(loss)	(6,616)	(5,736)	(7,402)	14,585	(5,169)

Other comprehensive income/(loss)	(1,414)	(1,771)	(1,405)	1,751	(2,838)

Total comprehensive income/(loss)	(8,030)	(7,507)	(8,807)	16,336	(8,007)

CONDENSED CONSOLIDATED BALANCE SHEET
	Statoil ASA	Statoil Petroleum AS	Non-guarantor subsidiaries	Consolidation adjustments	The Statoil group
At 31 December 2017 (in USD million)

ASSETS
Property, plant, equipment and intangible assets	541	32,956	38,786	(25)	72,258
Equity accounted companies	42,625	21,593	1,311	(62,978)	2,551
Other non-current assets	3,851	346	4,989	(84)	9,102
Non-current receivables from subsidiaries	25,896	(0)	22	(25,918)	0

Total non-current assets	72,914	54,895	45,107	(89,005)	83,911

Current receivables from subsidiaries	2,448	2,615	14,215	(19,278)	0
Other current assets	16,165	923	5,582	(1,240)	21,430
Cash and cash equivalents	3,759	27	603	0	4,390

Total current assets	22,372	3,566	20,400	(20,517)	25,820

Assets classified as held for sale	0	0	1,369	0	1,369

Total assets	95,286	58,460	66,876	(109,523)	111,100

EQUITY AND LIABILITIES
Total equity	39,861	20,813	42,634	(63,422)	39,885

Non-current liabilities to subsidiaries	19	14,682	11,263	(25,964)	0
Other non-current liabilities	29,070	16,145	7,104	(122)	52,197

Total non-current liabilities	29,090	30,827	18,367	(26,086)	52,198

Other current liabilities	9,242	5,879	4,632	(736)	19,017
Current liabilities to subsidiaries	17,094	941	1,243	(19,278)	0

Total current liabilities	26,335	6,821	5,874	(20,014)	19,017

Total liabilities	55,425	37,648	24,242	(46,100)	71,214

Total equity and liabilities	95,286	58,460	66,876	(109,523)	111,100

CONDENSED CONSOLIDATED BALANCE SHEET
	Statoil ASA	Statoil Petroleum AS	Non-guarantor subsidiaries	Consolidation adjustments	The Statoil group
At 31 December 2016 (in USD million)

ASSETS
Property, plant, equipment and intangible assets	576	29,944	38,310	(31)	68,799
Equity accounted companies	40,294	18,089	1,013	(57,151)	2,245
Other non-current assets	3,212	945	3,933	0	8,090
Non-current receivables from subsidiaries	23,644	(0)	26	(23,670)	0

Total non-current assets	67,725	48,979	43,281	(80,852)	79,133

Current receivables from subsidiaries	4,305	2,141	12,879	(19,325)	0
Other current assets	14,716	924	4,769	(639)	19,769
Cash and cash equivalents	4,274	46	770	0	5,090

Total current assets	23,295	3,111	18,418	(19,964)	24,859

Assets classified as held for sale	0	0	537	0	537

Total assets	91,021	52,089	62,236	(100,816)	104,530

EQUITY AND LIABILITIES
Total equity	35,072	17,974	39,510	(57,457)	35,099

Non-current liabilities to subsidiaries	17	12,848	10,806	(23,670)	0
Other non-current liabilities	33,065	13,812	5,953	(198)	52,633

Total non-current liabilities	33,082	26,660	16,759	(23,868)	52,633

Other current liabilities	7,757	4,419	4,735	(166)	16,744
Current liabilities to subsidiaries	15,109	3,037	1,179	(19,325)	0

Total current liabilities	22,866	7,456	5,913	(19,492)	16,744

Liabilities directly associated with the assets classified as held for sale	0	0	(54)	0	(54)

Total liabilities	55,948	34,116	22,727	(43,359)	69,431

Total equity and liabilities	91,021	52,089	62,236	(100,816)	104,530

CONDENSED CONSOLIDATED CASH FLOW STATEMENT
	Statoil ASA	Statoil Petroleum AS	Non-guarantor subsidiaries	Consolidation adjustments	The Statoil group
Full year 2017 (in USD million)

Cash flows provided by (used in) operating activities	(92)	9,506	5,235	(286)	14,363
Cash flows provided by (used in) investing activities	3,658	(9,070)	(4,711)	444	(9,678)
Cash flows provided by (used in) financing activities	(4,459)	(478)	(727)	(158)	(5,822)

Net increase (decrease) in cash and cash equivalents	(892)	(42)	(203)	0	(1,137)

Effect of exchange rate changes on cash and cash equivalents	377	23	36	0	436
Cash and cash equivalents at the beginning of the period (net of overdraft)	4,274	46	770	0	5,090

Cash and cash equivalents at the end of the period (net of overdraft)	3,759	27	603	0	4,390

	Statoil ASA	Statoil Petroleum AS	Non-guarantor subsidiaries	Consolidation adjustments	The Statoil group
Full year 2016 (in USD million)

Cash flows provided by (used in) operating activities	3,330	7,262	1,561	(3,119)	9,034
Cash flows provided by (used in) investing activities	(3,138)	(6,785)	(5,393)	4,869	(10,446)
Cash flows provided by (used in) financing activities	(3,308)	(516)	3,616	(1,750)	(1,959)

Net increase (decrease) in cash and cash equivalents	(3,116)	(39)	(216)	0	(3,371)

Effect of exchange rate changes on cash and cash equivalents	(81)	(2)	(69)	0	(152)
Cash and cash equivalents at the beginning of the period (net of overdraft)	7,471	87	1,056	0	8,613

Cash and cash equivalents at the end of the period (net of overdraft)	4,274	46	770	0	5,090

	Statoil ASA	Statoil Petroleum AS	Non-guarantor subsidiaries	Consolidation adjustments	The Statoil group
Full year 2015 (in USD million)

Cash flows provided by (used in) operating activities	2,883	8,348	4,567	(2,170)	13,628
Cash flows provided by (used in) investing activities	(5,694)	(17,219)	(5,630)	14,042	(14,501)
Cash flows provided by (used in) financing activities	1,333	8,986	824	(11,872)	(729)

Net increase (decrease) in cash and cash equivalents	(1,478)	115	(239)	0	(1,602)

Effect of exchange rate changes on cash and cash equivalents	(677)	(106)	(88)	0	(871)
Cash and cash equivalents at the beginning of the period (net of overdraft)	9,625	78	1,382	0	11,085

Cash and cash equivalents at the end of the period (net of overdraft)	7,470	87	1,055	0	8,613